OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46.00%	65.00%	51.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7.00%	16.00%	45.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47.00%	19.00%	4.00%